Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2014
Prospectus Date	rr_ProspectusDate	May 30, 2014